Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

March 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (110.4%)
Aerospace & Defense (5.0%)
$478	AAR Escrow Issuer LLC, Rule 144A, Company Guaranteed Notes (Callable 04/10/26 @ $103.38)(1)	(BB, Ba2)	03/15/29	6.750	$486,853
1,600	Amentum Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/27 @ $103.63)(1)	(BB-, B2)	08/01/32	7.250	1,656,864
565	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/28 @ $103.38)(1)	(BB-, Ba3)	06/15/33	6.750	584,218
391	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/30/26 @ $103.75)(1)	(BB-, Ba3)	02/01/29	7.500	406,249
600	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/26 @ $104.38)(1)	(BB-, Ba3)	11/15/30	8.750	638,928
944	CACI International, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ $103.19)(1)	(BB-, Ba2)	06/15/33	6.375	961,277
469	Science Applications International Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/28 @ $102.94)(1)	(BB-, Ba3)	11/01/33	5.875	457,960
1,663	TransDigm, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/28 @ $103.19)(1)	(B, B3)	05/31/33	6.375	1,654,824
440	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ $103.31)(1)	(BB-, Ba3)	03/01/32	6.625	449,074

					7,296,247

Air Transportation (0.1%)
105	United Airlines Holdings, Inc., Global Company Guaranteed Notes (Callable 09/01/30 @ $100.00)	(BB+, Ba2)	03/01/31	5.375	102,959

Auto Parts & Equipment (4.9%)
362	Advance Auto Parts, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/27 @ $103.50)(1)	(BB, Ba3)	08/01/30	7.000	365,539
410	Advance Auto Parts, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/28 @ $103.69)(1)	(BB, Ba3)	08/01/33	7.375	415,357
1,220	Clarios Global LP/Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 09/15/28 @ $103.38)(1)	(B, Caa1)	09/15/32	6.750	1,230,528
631	Cougar JV Subsidiary LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ $104.00)(1)	(B+, B2)	05/15/32	8.000	653,666
1,825	Dealer Tire LLC/DT Issuer LLC, Rule 144A, Senior Unsecured Notes (Callable 04/30/26 @ $100.00)(1)	(CCC, Caa1)	02/01/28	8.000	1,785,550
1,530	Garrett Motion Holdings, Inc./Garrett LX I SARL, Rule 144A, Company Guaranteed Notes (Callable 05/31/27 @ $103.88)(1)	(B+, B1)	05/31/32	7.750	1,584,144
1,222	Phinia, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/26 @ $103.38)(1)	(BB+, Baa3)	04/15/29	6.750	1,245,548

					7,280,332

Brokerage (1.6%)
1,389	Stonex Escrow Issuer LLC, Rule 144A, Secured Notes (Callable 07/15/28 @ $103.44)(1)	(BB-, Ba3)	07/15/32	6.875	1,403,787
945	StoneX Group, Inc., Rule 144A, Secured Notes (Callable 03/01/27 @ $103.94)(1)	(BB-, Ba3)	03/01/31	7.875	981,234

					2,385,021

Building & Construction (2.1%)
520	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/29 @ $102.81)(1)	(BB-, Ba2)	02/01/34	5.625	508,577
1,442	MasTec, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/10/26 @ $101.66)(1)	(BBB-, NR)	08/15/29	6.625	1,447,956
434	Quikrete Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/28 @ $103.19)(1)	(BB, Ba3)	03/01/32	6.375	440,188
723	Quikrete Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/28 @ $103.38)(1)	(B+, B2)	03/01/33	6.750	734,775

					3,131,496

Building Materials (4.0%)
377	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/26 @ $103.19)(1)	(BB-, Ba2)	06/15/30	6.375	380,355
1,500	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ $103.44)(1)	(B+, Ba3)	08/15/32	6.875	1,537,125
640	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/30 @ $103.38)(1)	(BB-, Ba2)	05/15/35	6.750	639,771

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Building Materials
$142	Camelot Return Merger Sub, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/26 @ $103.28)(1),(2)	(B-, Caa1)	08/01/28	8.750	$84,419
735	Cornerstone Building Brands, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ $104.75)(1),(2)	(B-, Caa1)	08/15/29	9.500	438,515
341	JH North America Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 07/31/27 @ $102.94)(1)	(BBB-, Ba1)	01/31/31	5.875	338,242
114	JH North America Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 07/31/28 @ $103.06)(1)	(BBB-, Ba1)	07/31/32	6.125	113,557
532	Masterbrand, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ $103.50)(1),(2)	(BB, B1)	07/15/32	7.000	520,043
1,287	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Rule 144A, Senior Secured Notes (Callable 04/01/27 @ $103.38)(1)	(BB-, B2)	04/01/32	6.750	1,233,436
687	White Cap Supply Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ $103.69)(1)	(CCC+, Caa2)	11/15/30	7.375	666,888

					5,952,351

Cable & Satellite TV (1.8%)
777	CCO Holdings LLC/CCO Holdings Capital Corp., Rule 144A, Company Guaranteed Notes (Callable 04/30/26 @ $101.79)(1)	(BB-, B1)	06/01/29	5.375	766,784
102	CCO Holdings LLC/CCO Holdings Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 04/30/26 @ $100.00)(1)	(BB-, B1)	05/01/27	5.125	101,948
800	Sunrise FinCo I BV, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ $102.44)(1)	(BB-, Ba3)	07/15/31	4.875	762,492
600	Telenet Finance Luxembourg Notes SARL, Rule 144A, Senior Secured Notes (Callable 04/10/26 @ $100.00)(1)	(BB-, B1)	03/01/28	5.500	590,365
581	VZ Secured Financing BV, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ $102.50)(1)	(B+, B1)	01/15/32	5.000	498,640

					2,720,229

Chemicals (2.4%)
477	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 04/30/26 @ $103.56)(1)	(BB-, Ba3)	08/01/30	7.125	485,062
533	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/27 @ $103.13)(1)	(BB-, Ba3)	11/01/31	6.250	537,088
515	Element Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/26 @ $100.00)(1)	(BB, B1)	09/01/28	3.875	501,760
800	Herens Midco SARL, Rule 144A, Company Guaranteed Notes (Callable 04/30/26 @ $101.31)(1),(3)	(CCC, Caa2)	05/15/29	5.250	394,641
607	Methanex U.S. Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/31 @ $100.00)(1)	(BB, Ba2)	03/15/32	6.250	620,892
290	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/26 @ $100.00)(1),(2)	(CCC+, Caa1)	03/15/29	4.625	232,546
84	Tronox, Inc., Rule 144A, Senior Secured Notes (Callable 09/30/27 @ $104.56)(1),(2)	(B, B1)	09/30/30	9.125	83,972
690	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 04/30/26 @ $103.69)(1)	(B-, B2)	03/01/31	7.375	692,212

					3,548,173

Diversified Capital Goods (2.7%)
762	Atkore, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ $102.13)(1)	(BB+, Ba2)	06/01/31	4.250	715,343
1,400	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/30/26 @ $101.66)(1),(2)	(CCC, Caa2)	10/15/29	6.625	1,251,314
600	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ $100.00)(1)	(BB+, Ba3)	12/15/27	4.375	595,597
500	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ $103.31)(1)	(BB+, Ba3)	01/15/32	6.625	511,561
916	Maxam Prill SARL, Rule 144A, Senior Secured Notes (Callable 07/02/27 @ $103.88)(1)	(B+, NR)	07/15/30	7.750	933,300

					4,007,115

Electronics (2.2%)
1,015	Ellucian Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/26 @ $103.25)(1)	(B-, B2)	12/01/29	6.500	993,882
1,309	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 04/30/26 @ $101.19)(1)	(BB, Ba3)	05/15/29	4.750	1,268,186

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Electronics (continued)
$950	Sensata Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ $103.31)(1)	(BB+, Ba2)	07/15/32	6.625	$969,769

					3,231,837

Energy - Exploration & Production (4.9%)
727	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/30/26 @ $101.19)(1)	(BB, B1)	04/15/30	4.750	691,465
450	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/27 @ $103.63)(1)	(BB, B1)	03/01/32	7.250	463,963
191	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/29 @ $102.94)(1)	(BB, B1)	03/01/34	5.875	186,146
2,050	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ $103.75)(1)	(BB, Ba2)	12/15/33	7.500	2,152,414
203	Excelerate Energy LP, Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ $104.00)(1)	(BB+, NR)	05/15/30	8.000	212,565
626	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/27 @ $103.25)(1)	(BB-, B1)	04/15/32	6.500	632,772
564	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/28 @ $103.94)(1)	(B+, B1)	10/15/33	7.875	583,805
1,541	SM Energy Co., Rule 144A, Company Guaranteed Notes (Callable 07/01/26 @ $104.38)(1)	(BB, B1)	07/01/31	8.750	1,611,142
720	TGNR Intermediate Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 04/30/26 @ $101.38)(1)	(B+, B3)	10/15/29	5.500	704,513

					7,238,785

Environmental (0.9%)
223	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/26 @ $103.19)(1)	(BB+, Ba2)	02/01/31	6.375	226,526
351	GFL Environmental Holdings U.S., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/29 @ $102.75)(1)	(BB, Ba3)	02/01/34	5.500	344,845
340	Luna 1.5 SARL, Rule 144A, Senior Unsecured Notes, 12.000% PIK (Callable 07/01/28 @ $106.00)(1),(4)	(B-, B3)	07/01/32	12.000	357,541
447	Waste Pro U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/28 @ $103.50)(1)	(B-, Caa1)	02/01/33	7.000	453,131

					1,382,043

Food - Wholesale (2.8%)
500	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/10/26 @ $100.00)(1)	(BB+, Ba2)	04/15/27	5.250	501,392
1,133	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/10/26 @ $103.00)(1)	(BB+, Ba2)	06/15/30	6.000	1,141,846
773	Froneri Lux FinCo SARL, Rule 144A, Senior Secured Notes(1)	(BB-, B1)	08/01/32	6.000	754,339
885	Performance Food Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ $103.06)(1)	(BB, B1)	09/15/32	6.125	887,509
766	Post Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/31 @ $103.25)(1)	(B+, B2)	03/15/36	6.500	750,624
69	Post Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/29 @ $103.13)(1)	(B+, B2)	10/15/34	6.250	67,631

					4,103,341

Gaming (3.2%)
427	Brightstar Lottery PLC/Brightstar Global Solutions Corp., Rule 144A, Senior Secured Notes (Callable 12/15/28 @ $102.88)(1)	(BB+, Ba1)	01/15/33	5.750	416,123
1,032	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 04/10/26 @ $103.50)(1)	(BB-, Ba3)	02/15/30	7.000	1,045,276
218	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ $103.25)(1)	(BB-, Ba3)	02/15/32	6.500	215,581
969	Light & Wonder International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/28 @ $103.13)(1)	(BB-, B2)	10/01/33	6.250	950,075
250	Penn Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/28 @ $103.38)(1)	(B-, B3)	04/01/31	6.750	243,090
1,737	Voyager Parent LLC, Rule 144A, Senior Secured Notes (Callable 07/01/28 @ $104.63)(1)	(B, B1)	07/01/32	9.250	1,804,430

					4,674,575

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Gas Distribution (2.7%)
$113	Antero Midstream Partners LP/Antero Midstream Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/28 @ $102.88)(1)	(BB+, Ba2)	10/15/33	5.750	$111,760
286	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/30/26 @ $104.44)	(B, B2)	04/15/30	8.875	298,816
400	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 04/10/26 @ $102.94)(1)	(BBB-, Ba1)	03/01/28	5.875	402,720
373	Kinetik Holdings LP, Rule 144A, Company Guaranteed Notes (Callable 04/30/26 @ $102.94)(1)	(BB+, Ba1)	06/15/30	5.875	374,567
692	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 03/15/28 @ $103.38)(1)	(BB, Ba2)	03/15/33	6.750	712,523
210	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ $100.00)(1)	(BB, Ba2)	05/15/30	4.800	201,509
600	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/30/26 @ $103.00)(1)	(B+, B1)	12/31/30	6.000	597,167
1,300	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/30/26 @ $103.69)(1)	(B+, B1)	02/15/29	7.375	1,338,124

					4,037,186

Health Facilities (0.6%)
364	Insulet Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/28 @ $103.25)(1)	(B+, B1)	04/01/33	6.500	370,916
263	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/27 @ $103.63)(1),(2)	(CCC+, Caa1)	04/15/32	7.250	257,666
292	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 11/15/28 @ $102.75)(1)	(BB, Ba3)	11/15/32	5.500	289,398

					917,980

Health Services (3.5%)
1,879	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/27 @ $103.25)(1)	(BB-, B1)	01/15/31	6.500	1,837,235
2,471	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/30/26 @ $101.63)(1)	(CCC, Caa2)	02/15/30	6.500	2,321,390
1,046	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/26 @ $101.34)(1)	(BB, Ba2)	02/15/30	5.375	1,031,831

					5,190,456

Hotels (1.2%)
330	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/28 @ $102.88)(1)	(BB+, Ba2)	09/15/33	5.750	328,691
30	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/26 @ $102.94)(1)	(BB+, Ba2)	04/01/29	5.875	30,305
1,063	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ $103.25)(1)	(BB, Ba3)	06/15/33	6.500	1,083,183
181	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/27 @ $103.25)(1)	(BB, Ba3)	04/01/32	6.500	184,417
100	Wyndham Hotels & Resorts, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/29 @ $102.81)(1)	(BB-, Ba2)	03/01/33	5.625	98,498

					1,725,094

Insurance Brokerage (5.1%)
1,069	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 04/30/26 @ $101.69)(1)	(B, B2)	04/15/28	6.750	1,075,024
849	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 04/30/26 @ $100.00)(1)	(CCC+, Caa2)	10/15/27	6.750	848,815
400	AmWINS Group, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/26 @ $103.19)(1)	(B+, B1)	02/15/29	6.375	402,568
1,587	Ardonagh Finco Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ $103.88)(1)	(B-, B3)	02/15/31	7.750	1,606,787
513	Ardonagh Group Finance Ltd., Rule 144A, Senior Unsecured Notes (Callable 02/15/27 @ $104.44)(1)	(CCC, Caa2)	02/15/32	8.875	500,951

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Insurance Brokerage (continued)
$413	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, Rule 144A, Senior Secured Notes (Callable 02/15/27 @ $103.63)(1)	(B, B2)	02/15/31	7.250	$415,167
800	HUB International Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ $103.63)(1)	(B+, B1)	06/15/30	7.250	820,411
645	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/26 @ $104.25)(1)	(B-, B2)	03/15/30	8.500	656,148
942	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/01/28 @ $103.44)(1),(2)	(CCC, Caa2)	10/01/33	6.875	861,119
363	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ $103.56)(1)	(B, B2)	06/01/31	7.125	364,350

					7,551,340

Investments & Misc. Financial Services (5.3%)
2,100	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/26 @ $102.13)(1)	(CCC+, B3)	11/15/29	8.500	1,921,546
600	Block, Inc., Global Senior Unsecured Notes (Callable 05/15/27 @ $103.25)	(BB+, Ba1)	05/15/32	6.500	605,831
106	Block, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/27 @ $102.81)(1)	(BB+, Ba1)	08/15/30	5.625	105,349
30	Block, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/28 @ $103.00)(1)	(BB+, Ba1)	08/15/33	6.000	29,455
642	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/26 @ $100.00)(1)	(B-, Caa1)	04/15/29	5.250	598,069
1,677	Focus Financial Partners LLC, Rule 144A, Senior Secured Notes (Callable 09/15/27 @ $103.38)(1)	(B, B2)	09/15/31	6.750	1,670,208
1,309	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 04/30/26 @ $101.00)(1),(2)	(B, B2)	06/15/29	4.000	1,078,116
959	VFH Parent LLC/Valor Co-Issuer, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ $103.75)(1)	(B+, B1)	06/15/31	7.500	986,038
858	Walker & Dunlop, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/28 @ $103.31)(1)	(BB, Ba2)	04/01/33	6.625	839,302

					7,833,914

Machinery (4.5%)
815	Chart Industries, Inc., Rule 144A, Senior Secured Notes (Callable 04/10/26 @ $103.75)(1)	(BB-, Ba2)	01/01/30	7.500	847,736
400	Columbus McKinnon Corp., Rule 144A, Senior Secured Notes (Callable 02/01/29 @ $103.56)(1)	(B, Ba3)	02/01/33	7.125	398,280
1,732	Enpro, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/28 @ $103.06)(1)	(BB-, Ba3)	06/01/33	6.125	1,756,520
1,992	Enviri Corp., Rule 144A, Company Guaranteed Notes (Callable 04/30/26 @ $100.00)(1)	(B, B3)	07/31/27	5.750	1,988,665
127	Goat Holdco LLC, Rule 144A, Senior Secured Notes (Callable 02/01/28 @ $103.38)(1)	(B, B2)	02/01/32	6.750	127,918
689	Griffon Corp., Global Company Guaranteed Notes (Callable 04/30/26 @ $100.00)	(B+, B1)	03/01/28	5.750	688,202
592	Lsf12 Helix Parent LLC, Rule 144A, Senior Secured Notes (Callable 02/01/28 @ $103.56)(1)	(B, B2)	02/01/33	7.125	570,904
151	Regal Rexnord Corp., Global Company Guaranteed Notes (Callable 01/15/33 @ $100.00)	(BB+, Baa3)	04/15/33	6.400	159,601
141	Synergy Infrastructure Holdings LLC, Rule 144A, Secured Notes (Callable 12/01/27 @ $103.94)(1)	(B, B3)	12/01/30	7.875	144,131

					6,681,957

Media - Diversified (0.0%)
28	Tech 7 SAS Super Senior(3),(5),(6),(16)	(NR, NR)	12/31/27	0.000	0
46	Tech 7 SAS Super Senior(3),(5),(6),(16)	(NR, NR)	12/31/27	0.000	0
14	Tech 7 SAS Technicolor Creative Studios Super Senior(3),(5),(6),(16)	(NR, NR)	12/31/27	0.000	0
14	Technicolor Creative Studios SA(3),(5),(6),(16)	(NR, NR)	12/31/27	0.000	0

					0

Media Content (0.2%)
400	Sirius XM Radio LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/26 @ $101.94)(1),(2)	(BB+, Ba3)	09/01/31	3.875	363,300

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Metals & Mining - Excluding Steel (3.8%)
$901	Capstone Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 03/31/28 @ $103.38)(1)	(BB-, B1)	03/31/33	6.750	$899,032
1,306	Constellium SE, Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ $103.19)(1)	(BB-, Ba3)	08/15/32	6.375	1,320,572
2,020	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 04/30/26 @ $101.63)(1)	(B+, B1)	02/15/30	6.500	2,004,002
200	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ $104.31)(1)	(B, NR)	06/01/31	8.625	206,917
200	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/29 @ $103.63)(1)	(B, NR)	02/15/34	7.250	203,745
464	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/31 @ $103.19)(1)	(B, NR)	02/15/36	6.375	446,419
206	Kaiser Aluminum Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/29 @ $102.94)(1)	(BB-, B2)	03/01/34	5.875	202,495
348	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/28 @ $103.19)(1)	(BB, B1)	08/15/33	6.375	341,548

					5,624,730

Oil Field Equipment & Services (0.2%)
225	USA Compression Partners LP/USA Compression Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/28 @ $103.13)(1)	(B+, B1)	10/01/33	6.250	224,558

Oil Refining & Marketing (3.0%)
1,166	Global Partners LP/GLP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ $104.13)(1)	(B+, B1)	01/15/32	8.250	1,210,158
594	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/28 @ $102.94)(1)	(BB+, Ba1)	03/15/34	5.875	587,708
600	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 05/01/27 @ $103.63)(1)	(BB+, Ba1)	05/01/32	7.250	621,109
225	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 07/01/28 @ $103.13)(1)	(BB+, Ba1)	07/01/33	6.250	226,173
750	Sunoco LP/Sunoco Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/10/26 @ $103.50)(1)	(BB+, Ba1)	09/15/28	7.000	767,789
970	TransMontaigne Partners LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/27 @ $104.25)(1)	(CCC+, Caa1)	06/15/30	8.500	981,053

					4,393,990

Packaging (4.3%)
203	Cascades, Inc./Cascades USA, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/26 @ $100.00)(1)	(BB-, Ba3)	01/15/28	5.375	201,078
934	Cascades, Inc./Cascades USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ $103.38)(1)	(BB-, Ba3)	07/15/30	6.750	945,488
159	Crown Americas LLC, Global Company Guaranteed Notes (Callable 06/01/28 @ $102.94)	(BB+, Ba2)	06/01/33	5.875	159,063
1,010	Mauser Packaging Solutions Holding Co., Rule 144A, Secured Notes (Callable 06/01/27 @ $104.63)(1)	(CCC+, Caa2)	04/15/30	9.250	938,656
1,700	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 06/01/27 @ $103.94)(1)	(B, B2)	04/15/30	7.875	1,696,116
279	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ $103.63)(1),(2)	(B+, B3)	05/15/31	7.250	266,144
544	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, Rule 144A, Senior Secured Notes (Callable 05/15/27 @ $104.75)(1)	(B-, B3)	05/15/30	9.500	480,800
1,718	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/26 @ $106.38)(1)	(CCC+, Caa3)	12/31/28	12.750	1,674,704

					6,362,049

Personal & Household Products (1.5%)
1,132	Acushnet Co., Rule 144A, Company Guaranteed Notes (Callable 12/01/28 @ $102.81)(1)	(BB, Ba3)	12/01/33	5.625	1,126,094
1,156	Energizer Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/28 @ $103.00)(1),(2)	(B, B2)	09/15/33	6.000	1,083,230

					2,209,324

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Pharmaceuticals (0.3%)
$400	IQVIA, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/28 @ $103.13)(1)	(BB, Ba2)	06/01/32	6.250	$406,656

Rail (1.3%)
1,419	Genesee & Wyoming, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ $103.13)(1)	(BB, Ba3)	04/15/32	6.250	1,437,117
415	Watco Cos. LLC/Watco Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/27 @ $103.56)(1)	(B-, B3)	08/01/32	7.125	426,762

					1,863,879

Real Estate Investment Trusts (1.0%)
369	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/30 @ $100.00)(1)	(BB-, Ba3)	01/15/31	5.750	365,432
1,093	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ $100.00)(1)	(BB-, Ba3)	04/15/30	6.000	1,090,988

					1,456,420

Recreation & Travel (6.4%)
1,815	Motion Bondco DAC, Rule 144A, Company Guaranteed Notes (Callable 04/30/26 @ $100.00)(1),(2)	(CCC-, Caa3)	11/15/27	6.625	1,743,428
2,350	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/10/26 @ $101.31)(1)	(B+, B2)	08/15/29	5.250	2,245,104
2,307	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ $103.63)(1),(2)	(B, Caa1)	05/15/31	7.250	2,223,362
218	Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/28 @ $104.31)(1)	(B, Caa1)	01/15/32	8.625	218,661
1,737	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/30/26 @ $100.00)(1)	(BB+, B1)	11/01/27	4.875	1,730,911
1,318	Vail Resorts, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ $103.25)(1)	(BB-, Ba3)	05/15/32	6.500	1,331,556

					9,493,022

Restaurants (0.3%)
400	1011778 BC ULC/New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ $103.06)(1)	(BB+, Ba2)	06/15/29	6.125	406,716

Software - Services (7.8%)
434	AmeriTex HoldCo Intermediate LLC, Rule 144A, Senior Secured Notes (Callable 08/15/28 @ $103.81)(1)	(B, B2)	08/15/33	7.625	446,744
1,296	Cloud Software Group, Inc., Rule 144A, Secured Notes (Callable 04/30/26 @ $104.50)(1)	(B-, Caa1)	09/30/29	9.000	1,245,647
900	Cloud Software Group, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/28 @ $103.31)(1),(2)	(B, B1)	08/15/33	6.625	793,969
318	CompoSecure Holdings LLC, Rule 144A, Senior Secured Notes (Callable 02/01/29 @ $102.81)(1)	(B+, B1)	02/01/33	5.625	310,899
500	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/26 @ $100.00)(1)	(BB-, Ba3)	12/01/27	5.250	499,056
2,150	Insight Enterprises, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ $103.31)(1)	(BB+, Ba3)	05/15/32	6.625	2,076,844
800	Open Text Corp., Rule 144A, Senior Secured Notes (Callable 11/01/27 @ $100.00)(1)	(BBB-, Ba1)	12/01/27	6.900	821,450
567	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ $102.06)(1)	(BB, Ba3)	12/01/31	4.125	483,905
1,040	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ $103.44)(1)	(B, B2)	02/01/31	6.875	1,010,073
2,494	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 04/30/26 @ $100.00)(1)	(B-, Caa1)	12/15/28	7.125	1,923,351
1,516	WEX, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ $103.25)(1)	(B, B1)	03/15/33	6.500	1,486,221
400	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/10/26 @ $100.00)(1)	(B+, B1)	02/01/29	3.875	331,588

					11,429,747

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Specialty Retail (1.9%)
$349	Beach Acquisition Bidco LLC, Rule 144A, Senior Unsecured Notes, 10.000% Cash, 10.750% PIK (Callable 07/15/28 @ $103.00)(1),(4)	(B+, Caa1)	07/15/33	10.000	$371,372
55	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes, 7.500% Cash, 7.500% PIK(1),(4),(5),(16)	(NR, C)	12/31/26	0.000	2,470
1,991	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes, 7.500% Cash, 7.500% PIK(1),(4),(5),(7),(16)	(NR, C)	12/31/26	0.000	89,611
68	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC(5),(6),(16)	(NR, NR)	12/31/26	0.000	7
1,550	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/26 @ $104.13)(1)	(BB-, B2)	08/01/31	8.250	1,614,536
763	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ $102.44)(1)	(BB-, B1)	11/15/31	4.875	723,063

					2,801,059

Steel Producers/Products (0.5%)
361	Carpenter Technology Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/29 @ $102.81)(1)	(BB+, Ba2)	03/01/34	5.625	356,135
346	Commercial Metals Co., Rule 144A, Senior Unsecured Notes (Callable 11/15/28 @ $102.88)(1)	(BB+, Ba2)	11/15/33	5.750	342,633

					698,768

Support - Services (8.1%)
781	AECOM, Rule 144A, Company Guaranteed Notes (Callable 08/01/28 @ $103.00)(1)	(BB, Ba2)	08/01/33	6.000	778,338
2,614	Allied Universal Holdco LLC, Rule 144A, Senior Secured Notes (Callable 02/15/27 @ $103.94)(1)	(B, B3)	02/15/31	7.875	2,696,759
715	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Secured Notes (Callable 04/30/26 @ $100.00)(1)	(BBB-, Ba2)	01/15/28	4.000	702,065
1,000	Belron U.K. Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/26 @ $102.88)(1)	(BB-, Ba3)	10/15/29	5.750	1,006,652
1,382	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/26 @ $101.13)(1)	(B-, B2)	05/01/28	4.500	1,298,541
345	Herc Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/27 @ $103.50)(1)	(BB-, Ba3)	06/15/30	7.000	353,979
705	Herc Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ $103.63)(1)	(BB-, Ba3)	06/15/33	7.250	722,698
832	QXO Building Products, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/28 @ $103.38)(1)	(BB-, Ba3)	04/30/32	6.750	846,615
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/26 @ $101.21)(1)	(BB, Ba3)	06/15/28	7.250	502,722
400	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/26 @ $103.19)(1)	(BB, Ba3)	03/15/29	6.375	407,390
330	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ $103.19)(1)	(BB, Ba3)	03/15/33	6.375	335,739
406	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ $103.31)(1)	(BB-, B2)	04/15/30	6.625	412,711
1,372	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ $103.31)(1)	(BB-, B2)	06/15/29	6.625	1,389,186
752	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/10/26 @ $101.25)(1)	(B, B3)	01/15/30	5.000	434,524

					11,887,919

Tech Hardware & Equipment (2.1%)
2,050	Ahead DB Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/30/26 @ $101.66)(1)	(CCC+, Caa1)	05/01/28	6.625	1,999,059
1,150	Zebra Technologies Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/27 @ $103.25)(1)	(BB, Ba2)	06/01/32	6.500	1,156,982

					3,156,041

Telecom - Wireless (0.4%)
630	Eolo SpA, Rule 144A, Senior Secured Notes (Callable 04/30/26 @ $101.22)(1),(3)	(B-, Caa1)	10/21/28	4.875	598,505

Telecom - Wireline Integrated & Services (3.2%)
1,000	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 04/30/26 @ $100.00)(1),(2)	(CCC, Caa2)	01/15/28	5.000	702,047

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Telecom - Wireline Integrated & Services (continued)
$1,415	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/01/26 @ $101.00)(1)	(CCC+, Caa1)	10/15/31	6.500	$1,342,989
152	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/01/26 @ $101.00)(1)	(CCC+, Caa1)	04/15/32	6.500	144,200
152	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/15/26 @ $100.00)(1)	(CCC+, Caa1)	07/15/32	6.875	144,578
969	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/31 @ $104.25)(1)	(B-, B3)	01/15/36	8.500	1,011,791
200	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/30/26 @ $102.25)(1)	(B+, Ba3)	08/15/30	4.500	177,593
826	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 04/30/26 @ $102.13)(1)	(B+, Ba3)	01/31/31	4.250	710,897
550	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ $102.38)(1)	(B+, Ba3)	07/15/31	4.750	474,214

					4,708,309

Theaters & Entertainment (1.3%)
600	Live Nation Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/26 @ $101.63)(1)	(BB, Ba1)	05/15/27	6.500	601,129
470	OAK-Eagle Acquireco, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/29 @ $103.63)(1)	((P)BB, Ba3)	07/01/33	7.250	487,896
720	OAK-Eagle Acquireco, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/01/29 @ $104.38)(1)	((P)B, B3)	07/01/34	8.750	755,127

					1,844,152

Transport Infrastructure/Services (1.3%)
551	Gee Automotive Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 03/01/28 @ $103.63)(1)	(B+, B3)	03/01/31	7.250	553,255
200	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ $103.56)(1)	(B+, Ba3)	06/01/31	7.125	206,131
400	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/27 @ $103.56)(1)	(B+, Ba3)	02/01/32	7.125	412,829
694	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 04/10/26 @ $103.13)(1)	(BBB-, Ba1)	06/01/28	6.250	703,753

					1,875,968

TOTAL CORPORATE BONDS (Cost $167,155,031)					162,797,543

BANK LOANS (17.3%)
Advertising (0.9%)
1,972	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(8)	(B, B1)	12/31/31	7.918	1,323,950

Aerospace & Defense (0.2%)
132	Atlas CC Acquisition Corp., U.S. (Fed) Prime Rate + 3.500%(8)	(CCC, Caa2)	05/25/29	10.250	27,955
907	Atlas CC Acquisition Corp., U.S. (Fed) Prime Rate + 3.250%(8)	(CCC, Caa2)	05/25/29	10.000	192,184
109	Peraton Corp., 3 mo. USD Term SOFR + 7.750%(8)	(NR, NR)	02/01/29	11.523	79,191

					299,330

Auto Parts & Equipment (0.2%)
324	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000%(7),(8),(16)	(NR, NR)	11/30/26	9.782	293,322

Building Materials (0.4%)
413	ARAMSCO, Inc., 3 mo. USD Term SOFR + 4.750%(8)	(CCC+, Caa1)	10/10/30	8.450	286,067
517	Cornerstone Building Brands, Inc., 3 mo. USD Term SOFR + 5.625%(8)	(B-, Caa1)	08/01/28	9.299	281,826

					567,893

Chemicals (1.7%)
604	Lonza Group AG, 3 mo. USD Term SOFR + 3.925%(8)	(B-, B2)	07/03/28	7.725	529,363
598	PMHC II, Inc., 3 mo. USD Term SOFR + 6.250%(8)	(NR, NR)	04/30/30	9.903	597,576
553	PMHC II, Inc., 3 mo. USD Term SOFR + 4.250%(8)	(NR, NR)	04/30/30	8.053	340,388
766	PMHC II, Inc., 3 mo. USD Term SOFR + 5.500%(8)	(NR, NR)	04/30/30	9.153	467,260
224	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 6.000%(8)	(B-, Caa1)	12/23/30	9.700	272,179
72	SK Neptune Husky Finance SARL(5),(7)	(NR, WR)	01/03/29	0.000	10,315
745	SK Neptune Husky Group SARL(5),(7)	(NR, WR)	01/03/29	0.000	18,613

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Chemicals (continued)
$315	Tronox Finance LLC, 3 mo. USD Term SOFR + 2.250%(8)	(B, B1)	04/04/29	5.950	$256,635

					2,492,329

Electronics (0.5%)
781	Idemia Group, 3 mo. USD Term SOFR + 4.250%(8)	(B, B2)	09/30/28	7.950	776,238

Energy - Exploration & Production (0.4%)
593	Colossus Acquireco LLC, 3 mo. USD Term SOFR + 1.750%(8)	(BB+, Ba1)	07/30/32	5.380	591,259

Food - Wholesale (0.5%)
600	Quantum Bidco Ltd., 1 mo. GBP SONIA + 5.500%(8),(9)	(B, B3)	01/31/28	9.504	784,953
300	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 3.750%(8)	(CCC-, Ca)	12/31/29	7.711	44,400

					829,353

Gas Distribution (0.6%)
946	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 2.500%(8)	(B+, B2)	02/16/28	6.167	947,252

Health Facilities (0.3%)
120	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%(8)	(CCC, Caa2)	09/30/27	11.300	70,145
210	Sonrava Health Holdings LLC(5),(7)	(NR, WR)	05/18/28	0.000	146,643
880	Sonrava Health Holdings LLC(5),(7)	(NR, WR)	08/18/28	0.000	47,857
40	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 10.000%(8),(16)	(NR, NR)	06/03/26	13.666	40,277
174	Zest Acquisition Corp., 3 mo. USD Term SOFR + 5.250%(8),(16)	(B, B3)	02/08/28	8.921	169,748

					474,670

Health Services (0.1%)
279	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(8)	(CCC, Ca)	12/15/28	7.795	121,744

Hotels (0.2%)
133	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 1.500%, 6.000% PIK(4),(8)	(B-, Caa1)	03/11/30	11.290	130,920
144	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 5.500%(8)	(B+, B2)	03/11/30	9.290	142,679

					273,599

Insurance Brokerage (0.7%)
137	Allied Benefit Systems Intermediate LLC(10),(16)	(NR, NR)	10/31/30	0.000	139,917
858	Allied Benefit Systems Intermediate LLC, 3 mo. USD Term SOFR + 5.000%(8),(16)	(NR, NR)	10/31/30	8.700	875,439

					1,015,356

Machinery (0.3%)
393	Madison IAQ LLC, 6 mo. USD Term SOFR + 2.750%(8)	(B, B1)	11/08/32	6.378	394,437

Media - Diversified (0.2%)
788	Cast & Crew Payroll LLC, 3 mo. USD Term SOFR + 3.750%(8)	(CCC+, Caa1)	12/29/28	7.417	316,441
216	Technicolor Creative Studios, 0.500% PIK(3),(4),(5),(6),(16)	(NR, NR)	08/06/33	0.500	0

					316,441

Packaging (0.8%)
1,231	Proampac PG Borrower LLC, 1 mo. USD Term SOFR + 4.000%(8)	(B-, B3)	03/07/33	7.782	1,192,195

Personal & Household Products (0.9%)
1,261	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(8)	(NR, NR)	06/29/28	11.314	1,186,803
138	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(8)	(NR, NR)	06/29/28	11.284	129,497

					1,316,300

Software - Services (5.0%)
549	AQ Carver Buyer, Inc., 6 mo. USD Term SOFR + 5.500%(8)	(B, B3)	08/02/29	9.345	436,163
700	Corel Corp., 3 mo. USD Term SOFR + 5.000%(7),(8)	(CCC+, B3)	07/02/26	8.773	575,656
1,389	EagleView Technology Corp., 3 mo. USD Term SOFR + 6.500%(8)	(B-, B3)	08/14/28	10.200	1,268,064
332	Javelin Buyer, Inc., 3 mo. USD Term SOFR + 5.000%(7),(8)	(CCC+, Caa2)	12/06/32	8.673	305,203
1,122	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 4.250%(8)	(CCC+, Caa1)	02/01/29	8.067	749,835
471	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 6.000%(8)	(B, B1)	02/01/29	9.667	468,658
371	Polaris Newco LLC, 1 mo. GBP SONIA + 5.250%(8),(9)	(CCC+, B3)	06/02/28	8.977	406,491

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Software - Services (continued)
$1,150	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 5.000%(8)	(B-, Caa1)	05/09/33	8.700	$705,525
1,569	RealPage, Inc., 3 mo. USD Term SOFR + 3.000%(8)	(B-, B3)	04/24/28	6.961	1,506,943
257	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 5.500%(8)	(NR, NR)	12/31/30	9.167	99,550
67	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 5.250%(8)	(NR, NR)	12/31/30	8.917	52,879
800	UKG, Inc., 3 mo. USD Term SOFR + 2.500%(8)	(B, B2)	02/10/31	6.167	765,836

					7,340,803

Steel Producers/Products (0.7%)
998	OPTA, Inc., 3 mo. USD Term SOFR + 6.750%(7),(8),(16)	(NR, NR)	11/09/28	10.711	978,475

Support - Services (2.3%)
219	CoreLogic, Inc., 1 mo. USD Term SOFR + 6.500%(8)	(CCC, Caa2)	06/04/29	10.282	204,893
821	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500%(8)	(B-, B2)	06/02/28	7.282	787,401
357	LaserShip, Inc., 3 mo. USD Term SOFR + 4.000%(8)	(CCC-, Caa2)	01/02/29	7.700	265,519
494	LaserShip, Inc., 3 mo. USD Term SOFR + 6.250%(8)	(B, B2)	01/02/29	9.950	500,819
810	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500%(8)	(CCC, Caa2)	08/10/29	5.461	598,468
275	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500%(8)	(CCC-, Caa3)	08/10/29	5.461	73,210
535	PODS LLC, 1 mo. USD Term SOFR + 3.000%(8)	(B-, B3)	03/31/28	6.782	532,594
43	Tempo Acquisition LLC(11)	(BB-, B2)	08/31/28	0.000	31,531
400	TruGreen LP, 3 mo. USD Term SOFR + 8.500%(7),(8)	(CCC, Caa3)	11/02/28	12.429	373,750

					3,368,185

Telecom - Wireline Integrated & Services (0.4%)
806	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(8)	(NR, B3)	08/01/29	9.410	576,891

TOTAL BANK LOANS (Cost $30,079,892)					25,490,022

ASSET BACKED SECURITIES (7.4%)
Collateralized Debt Obligations (7.4%)
780	Anchorage Capital Europe CLO 6 DAC, Rule 144A, 3 mo. EURIBOR + 3.400%(1),(3),(8)	(BBB-, NR)	10/22/38	5.427	899,785
1,000	Anchorage Credit Funding 20 Ltd., 2026-20A, Rule 144A(1)	(NR, NR)	04/25/42	6.496	1,000,248
1,000	Anchorage Credit Funding 20 Ltd., 2026-20A, Rule 144A(1)	(NR, NR)	04/25/42	8.896	1,002,576
500	Anchorage Credit Funding 4 Ltd., 2016-4A, Rule 144A(1)	(NR, Baa2)	04/27/39	6.659	492,720
1,500	ARES LXIII CLO Ltd., 2022-63A, Rule 144A, 3 mo. USD Term SOFR + 3.000%(1),(8)	(NR, NR)	10/15/38	6.672	1,485,269
750	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, 3 mo. USD Term SOFR + 6.972%(1),(8)	(B, NR)	10/15/36	10.644	463,312
1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 6.612%(1),(8)	(BB-, NR)	01/17/33	10.279	573,996
1,000	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, 3 mo. USD Term SOFR + 6.250%(1),(8)	(BB-, NR)	04/20/34	9.918	910,765
1,000	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412%(1),(8)	(NR, B1)	07/15/31	10.084	976,408
1,000	KKR CLO 16 Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.372%(1),(8)	(B, NR)	10/20/34	11.039	859,080
1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012%(1),(8)	(NR, Ba1)	01/22/35	9.681	972,687
1,250	Octagon 67 Ltd., 2023-1A, Rule 144A, 3 mo. USD Term SOFR + 7.410%(1),(8)	(NR, NR)	07/25/38	11.078	1,209,205

TOTAL ASSET BACKED SECURITIES (Cost $11,815,379)					10,846,051

Shares

COMMON STOCKS (0.9%)
Auto Parts & Equipment (0.2%)
38	Jason, Inc.(12)				225,480

Chemicals (0.3%)
34,560,048	Ascend Performance Litigation Trust Interest, Class A(6),(12),(16)				17,280
69,655,103	Ascend Performance Litigation Trust Interest, Class C(6),(12),(16)				6,966
7,652	Ascend Performance Materials Operations LLC(12)				11,478
46,574	Proppants Holdings LLC(6),(7),(16)				931
12,676	SK Mohawk Holdings, SCS(12)				120,422

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2026 (unaudited)

Shares		Value

COMMON STOCKS (continued)
Chemicals (continued)
$10,028	Utex Industries	$285,798

		442,875

Hotels (0.2%)
4,671	Aimbridge Acquisition Co., Inc.(12)	273,253

Personal & Household Products (0.1%)
22,719	Dream Well, Inc.(12)	190,283
22,719	Serta Simmons Bedding Equipment Co.(6),(12),(16)	0

		190,283

Pharmaceuticals (0.0%)
45,583	Akorn, Inc.(12)	1,823

Private Placement (0.0%)
69,511,940	Technicolor Creative Studios SA(6),(12),(13),(16)	0

Software - Services (0.0%)
6,263	New Blackboard LLC(12),(16)	9,395

Support - Services (0.0%)
800	LTR Holdings, Inc.(6),(7),(12),(16)	1,185

Telecom - Wireline Integrated & Services (0.1%)
9,424	Luxco Co. Ltd.(3),(12)	159,889

TOTAL COMMON STOCKS (Cost $3,663,605)		1,304,183

PREFERRED STOCK (0.0%)
Software - Services (0.0%)
3,431	New Blackboard LLC(12),(16) (Cost $36,026)	36,026

SHORT-TERM INVESTMENTS (11.8%)
5,493,618	State Street Institutional U.S. Government Money Market Fund—Premier Class, 3.61%(14)	5,493,618
11,866,398	State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(14),(15)	11,866,398

TOTAL SHORT-TERM INVESTMENTS (Cost $17,360,016)		17,360,016

TOTAL INVESTMENTS AT VALUE (147.8%) (Cost $230,109,949)		217,833,841

LIABILITIES IN EXCESS OF OTHER ASSETS (-47.8%)		(70,437,444)

NET ASSETS (100.0%)		$147,396,397

INVESTMENT ABBREVIATIONS

1 mo. = 1 month

3 mo. = 3 month

6 mo. = 6 month

EURIBOR = Euro Interbank Offered Rate

NR = Not Rated

SARL = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

WR = Withdrawn Rating

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities amounted to a value of $171,629,115 or 116.4% of net assets.

(2)	Security or portion thereof is out on loan.
(3)	This security is denominated in Euro.
(4)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal. PIK is on non-accrual.
(5)	Bond is currently in default.
(6)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors/Trustees.
(7)	Illiquid security.
(8)	Variable rate obligation — The interest rate shown is the rate in effect as of March 31, 2026. The rate may be subject to a cap and floor.
(9)	This security is denominated in British Pound.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2026 (unaudited)

(10)	All or a portion is an unfunded loan commitment (See note 2-I).
(11)	Position is unsettled. Contract rate was not determined at March 31, 2026 and does not take effect until settlement.
(12)	Non-income producing security.
(13)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC — Credit Suisse Asset Management Income Fund Segregated Portfolio, an affiliated entity.
(14)	Rate shown reflects yield as at March 31, 2026.
(15)	Represents security purchased with cash collateral received for securities on loan.
(16)	Security is valued using significant unobservable inputs.

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Settlement Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
USD	76,804	EUR	65,314	10/07/26	Barclays Bank PLC	$(76,804)	$(75,820)	$984
USD	2,465,812	EUR	2,067,077	10/07/26	Deutsche Bank AG	(2,465,813)	(2,399,567)	66,246
USD	793,728	GBP	592,000	10/07/26	Deutsche Bank AG	(793,728)	(779,405)	14,323
USD	467,381	GBP	348,000	10/07/26	Morgan Stanley	(467,382)	(458,164)	9,218

Total Unrealized Appreciation								$90,771

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Settlement Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
EUR	129,478	USD	152,896	10/07/26	Barclays Bank PLC	$152,895	$150,304	$(2,591)
EUR	50,254	USD	59,400	10/07/26	Deutsche Bank AG	59,400	58,338	(1,062)
EUR	90,846	USD	105,959	10/07/26	JPMorgan Chase	105,960	105,458	(502)
GBP	22,463	USD	30,144	10/07/26	Barclays Bank PLC	30,145	29,574	(571)

Total Unrealized Depreciation								$(4,726)

Total Net Unrealized Appreciation/(Depreciation)								$86,045

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Directors (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value (“NAV”) of the Fund is determined daily as of the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical investments
Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$162,705,455	$92,088	$162,797,543
Bank Loans	—	22,992,844	2,497,178	25,490,022
Asset Backed Securities	—	10,846,051	—	10,846,051
Common Stocks	—	1,268,426	35,757	1,304,183
Preferred Stock	—	—	36,026	36,026
Short-term Investments	11,866,398	5,493,618	—	17,360,016

	$11,866,398	$203,306,394	$2,661,049	$217,833,841

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$90,771	$—	$90,771

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$4,726	$—	$4,726

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of March 31, 2026 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Preferred Stock	Warrants		Total
Balance as of December 31, 2025	$28,839	$3,028,017	$152,125	$0	$0	(1)	$3,208,981
Accrued discounts (premiums)	—	1,768	—	—	—		1,768
Purchases	—	2,050	9,395	36,026	—		47,471
Sales	—	(340,125)	—	—	—		(340,125)
Realized gain (loss)	—	14,202	—	—	(6,054)		8,148
Change in unrealized appreciation (depreciation)	(982,210)	137,326	17,784	—	6,054		(821,046)
Transfers into Level 3	1,045,459	—	—	—	—		1,045,459
Transfers out of Level 3	—	(346,060)	(143,547)	—	—		(489,607)

Balance as of March 31, 2026	$92,088	$2,497,178	$35,757	$36,026	$0		$2,661,049

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2026	$(982,199)	$21,889	$17,784	$—	$—		$(942,526)

(1)	Includes a zero valued security.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At March 31, 2026	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Bank Loans	$2,497,178	Vendor pricing	Single Broker Quote	$0.91 - $1.02 ($0.99)
	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)
Corporate Bonds	92,081	Vendor pricing	Single Broker Quote	0.04 – 0.05 (0.04)
	7	Income Approach	Expected Remaining Distribution	0.00 (N/A)
Common Stocks	9,395	Vendor pricing	Single Broker Quote	1.5 (1.5)
	26,362	Income Approach	Expected Remaining Distribution	0.00 - 1.48 (0.07)
Preferred Stock	36,026	Vendor pricing	Single Broker Quote	10.5 (10.5)

*	Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM (Americas) considers may include (i) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (ii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iii) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (iv) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended March 31, 2026, $1,045,459 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $489,607 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at https://us-fund.ubs.com/en/home, as well as on the website of the Securities and Exchange Commission at www.sec.gov.